Document and Entity Information	Nov. 09, 2026
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-42736
Entity Registrant Name	GLOBA TERRA ACQUISITION CORPORATION
Entity Central Index Key	0002043766
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	382 NE 191st Street
Entity Address, Address Line Two	#952377
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33179
City Area Code	52 55
Local Phone Number	8975 9325
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Units, each consisting of one Class A ordinary share, three-fourths of one redeemable warrant and one right [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, three-fourths of one redeemable warrant and one right
Trading Symbol	GTERU
Security Exchange Name	NASDAQ
Class A ordinary shares included as part of the units, $0.0001 par value [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A ordinary shares included as part of the units, $0.0001 par value
Trading Symbol	GTERA
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A
Trading Symbol	GTERW
Security Exchange Name	NASDAQ
Rights included as part of the units, each right entitling the holder to receive one-tenth of one Class A ordinary share, $0.0001 par value [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Rights included as part of the units, each right entitling the holder to receive one-tenth of one Class A ordinary share, $0.0001 par value
Trading Symbol	GTERR
Security Exchange Name	NASDAQ